Other Current Assets (Details) - Schedule of other current assets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Current Assets [Abstract]
Prepaid expenses		$ 32	$ 33
Government authorities		15	22
Others		17	11
Total other current assets	$ 242	$ 64	$ 66